Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

As of December 31, 2015, the Company has outstanding licensing agreements for Ragnarok Online with 7 companies internationally. Based on the agreements with the licensees, the Company receives certain amounts (24% to 40%) of each licensee’s revenues as royalty.

In January 2015, the Company entered into a development agreement with Shanghai The Dream Network Technology Co., Ltd., or Dream Square, to develop and distribute two mobile games in China based on the contents of Ragnarok Online, which was amended in March 2016 to grant Dream Square an exclusive right to develop mobile games and web games based on the contents of Ragnarok Online and distribute such games for 5 years.

As of December 31, 2015, the Company has contracts for the exclusive rights of Ragnarok Online II game distribution and sales with GungHo Online Entertainment, Inc. (“GungHo”) in Japan, PT. Lyto Datarindo Fortuna in Indonesia and Shanghai The Dream Square Network Technology Co., Ltd. in China. Among aforementioned contacts, the Board of Directors of the Company has approved a termination of the license and distribution agreement for Ragnarok Online II with GungHo in January 2016 (See Note 18). The contract with AsiaSoft Corporation CO., Ltd. in Thailand and in Vietnam were terminated in June 2015. Also the Company entered into the contract for the exclusive rights of Dragon Saga game distribution and sales with Electronic Extreme in Thailand in October 2015. The contract periods of these license agreements range from one to three years after commercialization in each geographical location.

As of December 31, 2013, the license fee the Company has committed to pay upon the commercial launches of the licensed games were ~~W~~200 million and ~~W~~450 million for Steal Fighter and a Web browser-based game, respectively. But the agreement for Steal Fighter and a Web browser-based game were terminated in January 2014 and June 2014, respectively.

The Company entered into various capital lease agreements to utilize game servers. The Company made principal and interest payments of $243 thousand (~~W~~256 million) and $22 thousand (~~W~~23 million) in 2013 and $137 thousand (~~W~~144 million) and $11 thousand (~~W~~11 million) in 2014, respectively. In 2015, the Company made principal and interest payments of $103 thousand (~~W~~117 million) and $4 thousand (~~W~~4 million), respectively.

Future minimum lease payments for the leases as of December 31, 2015, are as follows:

	2016				2017
	Principal		Interest		Principal		Interest
	(In millions of Korean Won)
Capital lease	~~W~~	17	~~W~~	—	~~W~~	—	~~W~~	—

In addition to the capital lease above, the Company leases certain properties which are considered to be operating leases. Rental expenses incurred under these operating leases were ~~W~~2,342 million, ~~W~~2,324 million and ~~W~~1,755 million for the years ended December 31, 2013, 2014 and 2015, respectively. The Company entered into an office lease agreement with Korea Software Industry Promotion Agency in 2008 and MANI Business Center in 2015. This lease agreement recorded a guarantee deposit of ~~W~~914 million as of December 31, 2015.

Future minimum rental payments for the operating leases as of December 31, 2015, are as follows:

	(In millions of Korean Won)
2016	~~W~~	1,637
2017		—
2018		—

	~~W~~	1,637

Litigation

In April 2009, the Company repatriated ~~W~~1,820 million ($1.4 million) from Gravity Middle East & Africa FZ-LLC (“ME&A”), which was the primarily remaining net assets of ME&A. In August 2010, the director and manager of ME&A, as a representative of ME&A, filed a lawsuit against the Company and some of its directors and officers on the subject of them being accused of the repatriation of ME&A claiming an aggregate of ~~W~~1,628 million (AED 5 million and related interest plus litigation costs). In November 2011, the case was decided in favor of the plaintiff and the Company filed an appeal with the Seoul High Court and paid a deposit in court amounting to ~~W~~4,140 million to proceed with the appeals against the dismissal of the case regarding the repatriation of capital funds from ME&A. The court ruled partially in favor of the plaintiff in December 2012. The Company filed a final appeal in December 2012 and the plaintiff filed a final appeal in January 2013 with the Supreme Court of Korea with additional deposit in court of ~~W~~130 million. In November 2014, the case was closed as a result of the settlement with the plaintiff and the deposit in court amounting ~~W~~4,270 million was fully refunded to the Company. In November 2015, ME&A was liquidated in accordance with the law of United Arab Emirates.

In May 2010, former executive filed another lawsuit claiming employment termination without cause, amounting to ~~W~~50 million. The case was dismissed and the plaintiff filed an appeal with the Seoul High Court in April 2011. The Court dismissed the plaintiff’s appeal in March 2013 and the plaintiff filed a final appeal with the Supreme Court of Korea in April 2013. The Supreme Court of Korea ceased to hear such appeals and ruled such appeals dismissed in July 2013.

Furthermore, in June 2011, the former executive filed another lawsuit against the Company claiming nullity of dismissal and seeking remuneration, amounting to ~~W~~110 million due regarding the remainder of his term. In June 2012, the case was decided in favor of the Company and the plaintiff filed an appeal with the Seoul High Court. In January 2013 the appeal was withdrawn by the plaintiff.